OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
Schedule of components of other assets

	2011	2010
Derivative assets	$3,598	$8,027
Property and equipment, net	167	355
Deferred tax assets, net	—	23,604
Tax receivables	71,217	22,586
Prepaid assets	41,087	36,838
Other current assets	26,038	18,174

Total other assets	$142,107	$109,584